VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.7%
U.S. Treasury Bonds
2.000%, 11/15/41	$2,249	$ 2,275
2.000%, 8/15/51	2,489	2,537
U.S. Treasury Notes
1.500%, 1/31/22(1)(2)	1,250	1,251
1.250%, 11/30/26	1,815	1,814
1.250%, 12/31/26	450	450
1.375%, 11/15/31	1,143	1,129
Total U.S. Government Securities (Identified Cost $9,386)		9,456

Foreign Government Security—0.4%
United Mexican States 4.500%, 1/31/50	240	254
Total Foreign Government Security (Identified Cost $257)		254

Mortgage-Backed Securities—16.7%
Agency—16.7%
Federal Home Loan Mortgage Corp. Pool #QA6436 3.000%, 1/1/50	563	590
Federal National Mortgage Association
TBA, 2.000%	2,255	2,243
TBA, 2.500%	1,350	1,374
Pool #BC9039 2.500%, 11/1/31	226	235
Pool #MA4072 2.500%, 7/1/40	274	282
Pool #FM1923 3.500%, 1/1/46	702	755
Pool #FM4082 3.000%, 7/1/50	107	112
Pool #FM7347 3.000%, 11/1/50	1,750	1,814
Pool #FM5018 2.500%, 12/1/50	1,132	1,161
Pool #FM5982 2.000%, 2/1/51	746	748
Pool #FM6564 2.500%, 3/1/51	795	814
Pool #FM9174 2.000%, 10/1/51	646	648
		10,776

Total Mortgage-Backed Securities (Identified Cost $10,809)		10,776

Asset-Backed Securities—32.8%
Agency—4.8%
United States Small Business Administration
2018-20A, 1 2.920%, 1/1/38	183	192
	Par Value	Value

Agency—continued
2018-20E, 1 3.500%, 5/1/38	$ 213	$ 229
2018-20G, 1 3.540%, 7/1/38	204	220
2018-20I, 1 3.530%, 9/1/38	291	314
2019-20A, 1 3.370%, 1/1/39	226	242
2019-20B, 1 3.260%, 2/1/39	87	94
2019-20C, 1 3.200%, 3/1/39	97	105
2019-20F, 1 2.600%, 6/1/39	31	32
2019-25G, 1 2.690%, 7/1/44	132	138
2020-25L, 1 1.210%, 12/1/45	143	138
2021-25D, 1 1.660%, 4/1/46	505	503
2021-25I, 1 1.560%, 9/1/46	250	247
2021-25K, 1 1.750%, 11/1/46	660	660
		3,114

Automobiles—12.4%
Capital One Prime Auto Receivables Trust 2021-1, A3 0.770%, 9/15/26	500	496
Carmax Auto Owner Trust
2019-3, C 2.600%, 6/16/25	400	409
2020-1, A4 2.030%, 6/16/25	585	595
2021-1, A4 0.530%, 10/15/26	285	280
Carvana Auto Receivables Trust 2021-P4, B 1.980%, 2/10/28	650	650
Chesapeake Funding II LLC
2019-2A, C 144A 2.270%, 9/15/31(3)	400	405
2020-1A, D 144A 2.830%, 8/16/32(3)	500	510
Ford Credit Auto Owner Trust
2018-1, A 144A 3.190%, 7/15/31(3)	260	274
2020-1, A 144A 2.040%, 8/15/31(3)	232	236
2021-1, C 144A 1.910%, 10/17/33(3)	475	472
GM Financial Automobile Leasing Trust
2019-3, C 2.350%, 7/20/23	400	401
2021-2, A3 0.340%, 5/20/24	180	179
	Par Value	Value

Automobiles—continued
GM Financial Consumer Automobile Receivables Trust
2020-2, A3 1.490%, 12/16/24	$ 59	$ 59
2020-3, A4 0.580%, 1/16/26	305	302
Hyundai Auto Receivables Trust
2019-B, C 2.400%, 6/15/26	600	613
2021-B, A3 0.380%, 1/15/26	145	143
Nissan Auto Lease Trust 2021-A, A3 0.520%, 8/15/24	315	313
Nissan Auto Receivables Owner Trust 2021-A, A3 0.330%, 10/15/25	355	351
Tesla Auto Lease Trust
2021-A, A2 144A 0.360%, 3/20/25(3)	339	338
2021-A, A3 144A 0.560%, 3/20/25(3)	150	149
Toyota Auto Receivables Owner Trust
2020-C, A3 0.440%, 10/15/24	310	310
2021-B, A3 0.260%, 11/17/25	500	495
		7,980

Collateralized Loan Obligations—3.1%
Bain Capital Credit CLO Ltd.
2018-1A, A1 (3 month LIBOR + 0.960%) 144A 1.084%, 4/23/31(3)(4)	80	80
2021-3A, A (3 month LIBOR + 1.160%, Cap N/A, Floor 1.160%) 144A 1.346%, 7/24/34(3)(4)	500	499
Carlyle US CLO Ltd. 2021-6A, A1 (3 month LIBOR + 1.160%, Cap N/A, Floor 1.160%) 144A 1.270%, 7/15/34(3)(4)	250	250
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 1.136%, 5/15/30(3)(4)	440	439
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 1.254%, 4/15/34(3)(4)	705	704
		1,972

See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Loans—0.5%
OneMain Financial Issuance Trust 2021-1A, A1 144A 1.550%, 6/16/36(3)	$ 300	$ 296
Credit Card—3.3%
American Express Credit Account Master Trust
2018-3, A (1 month LIBOR + 0.320%) 0.430%, 10/15/25(4)	100	100
2018-5, A (1 month LIBOR + 0.340%) 0.450%, 12/15/25(4)	500	501
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month LIBOR + 0.620%) 0.724%, 4/22/26(4)	715	723
Discover Card Execution Note Trust 2017-A7, A7 (1 month LIBOR + 0.360%) 0.470%, 4/15/25(4)	800	801
		2,125

Equipment—2.5%
CNH Equipment Trust 2019-B, A3 2.520%, 8/15/24	48	48
HPEFS Equipment Trust
2019-1A, C 144A 2.490%, 9/20/29(3)	400	403
2021-1A, A3 144A 0.320%, 3/20/31(3)	700	697
2021-1A, C 144A 0.750%, 3/20/31(3)	500	495
		1,643

Other—6.2%
DB Master Finance LLC 2017-1A, A2II 144A 4.030%, 11/20/47(3)	674	703
Domino’s Pizza Master Issuer LLC 2021-1A, A2I 144A 2.662%, 4/25/51(3)	498	500
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	277	280
Vantage Data Centers LLC 2020-1A, A2 144A 1.645%, 9/15/45(3)	250	244
Verizon Master Trust
2021-1, A 0.500%, 5/20/27	340	336
2021-2, A 0.990%, 4/20/28	870	866
Verizon Owner Trust
2019-C, A1A 1.940%, 4/22/24	591	595
	Par Value	Value

Other—continued
2020-C, A 0.410%, 4/21/25	$ 500	$ 498
		4,022

Total Asset-Backed Securities (Identified Cost $21,116)		21,152

Corporate Bonds and Notes—39.5%
Basic Materials—0.7%
ArcelorMittal S.A. 7.000%, 10/15/39	100	138
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(3)	305	323
		461

Communications—4.3%
Amazon.com, Inc. 2.700%, 6/3/60	175	169
AT&T, Inc.
5.250%, 3/1/37	110	136
3.100%, 2/1/43	326	317
Charter Communications Operating LLC
2.250%, 1/15/29	170	166
5.375%, 4/1/38	240	286
Discovery Communications LLC 5.200%, 9/20/47	85	105
Netflix, Inc. 4.875%, 4/15/28	461	526
Time Warner Entertainment Co. LP 8.375%, 7/15/33	95	138
T-Mobile USA, Inc. 2.875%, 2/15/31	213	210
Verizon Communications, Inc. 4.400%, 11/1/34	110	128
ViacomCBS, Inc.
4.375%, 3/15/43	80	91
6.250%, 2/28/57	127	143
Vodafone Group plc 5.125%, 6/4/81	245	251
Walt Disney Co. (The) 7.300%, 4/30/28	85	112
		2,778

Consumer, Cyclical—4.5%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	132	163
144A 5.500%, 4/20/26(3)	360	374
Delta Air Lines, Inc. 144A 4.750%, 10/20/28(3)	235	257
Ford Motor Credit Co. LLC 4.140%, 2/15/23	530	543
	Par Value	Value

Consumer, Cyclical—continued
General Motors Co. 5.150%, 4/1/38	$ 205	$ 247
Lowe’s Cos., Inc. 2.800%, 9/15/41	197	192
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	710	758
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	346	357
		2,891

Consumer, Non-cyclical—4.7%
Amgen, Inc. 2.000%, 1/15/32	395	383
Anheuser-Busch InBev Finance, Inc. 4.000%, 1/17/43	220	245
Baxter International, Inc. 144A 1.915%, 2/1/27(3)	369	370
Celgene Corp. 5.000%, 8/15/45	129	152
Centene Corp. 2.450%, 7/15/28	222	219
Cigna Corp. 4.800%, 8/15/38	120	148
CVS Health Corp. 2.700%, 8/21/40	265	255
HCA, Inc. 5.875%, 2/15/26	230	259
Kraft Heinz Foods Co. 5.500%, 6/1/50	120	162
PerkinElmer, Inc. 2.250%, 9/15/31	210	204
Pilgrim’s Pride Corp. 144A 3.500%, 3/1/32(3)	97	98
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50	155	156
Trustees of Tufts College 3.099%, 8/15/51	190	201
Viatris, Inc. 4.000%, 6/22/50	185	197
		3,049

Energy—3.9%
BP Capital Markets plc 4.875%(5)	208	225
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	125	179
Energy Transfer LP
6.500%, 2/1/42	95	122
Series G 7.125%(5)	161	163
Series H 6.500%(5)	130	132
Hess Corp.
7.125%, 3/15/33	142	190
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
5.600%, 2/15/41	$ 120	$ 148
NGPL PipeCo LLC 144A 3.250%, 7/15/31(3)	115	117
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	231	237
Occidental Petroleum Corp. 8.000%, 7/15/25	278	325
Petroleos Mexicanos 144A 6.700%, 2/16/32(3)	167	169
Plains All American Pipeline LP Series B 6.125%(5)	287	244
Targa Resources Partners LP 5.500%, 3/1/30	240	262
		2,513

Financials—8.8%
AerCap Ireland Capital DAC
3.500%, 1/15/25	365	381
3.000%, 10/29/28	208	211
3.300%, 1/30/32	150	153
American International Group, Inc. 6.820%, 11/15/37	20	28
Athene Global Funding
144A 2.550%, 6/29/25(3)	82	84
144A 2.500%, 3/24/28(3)	195	196
Bank of New York Mellon Corp. (The) Series I 3.750%(5)	215	216
Chubb INA Holdings, Inc. 3.050%, 12/15/61	154	157
Equinix, Inc. 1.000%, 9/15/25	603	585
First Horizon Corp. 4.000%, 5/26/25	451	482
Global Atlantic Fin Co.
144A 3.125%, 6/15/31(3)	240	238
144A 4.700%, 10/15/51(3)	350	355
GLP Capital LP 3.250%, 1/15/32	89	89
Huntington Bancshares, Inc. Series F 5.625%(5)	75	86
Huntington Capital Trust I (3 month LIBOR + 0.700%) 0.832%, 2/1/27(4)	107	103
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	200	198
JPMorgan Chase & Co. Series U (3 month LIBOR + 0.950%) 1.082%, 2/2/37(4)	314	281
Lincoln National Corp. (3 month LIBOR + 2.358%) 2.515%, 5/17/66(4)	235	208
	Par Value	Value

Financials—continued
MetLife, Inc.
10.750%, 8/1/39	$ 154	$ 260
144A 9.250%, 4/8/38(3)	155	229
New York Life Insurance Co. 144A 4.450%, 5/15/69(3)	135	172
Northwestern Mutual Life Insurance Co. (The) 144A 3.850%, 9/30/47(3)	166	187
Popular, Inc. 6.125%, 9/14/23	295	314
State Street Corp. (3 month LIBOR + 1.000%) 1.203%, 6/15/47(4)	165	141
SVB Financial Group Series E 4.700%(5)	319	328
		5,682

Industrials—1.3%
Avnet, Inc. 3.000%, 5/15/31	185	183
Boeing Co. (The) 7.950%, 8/15/24	135	156
Canadian Pacific Railway Co. 3.100%, 12/2/51	111	114
Klabin Austria GmbH 144A 3.200%, 1/12/31(3)	240	222
Raytheon Technologies Corp. 3.030%, 3/15/52	160	161
		836

Technology—4.4%
Apple, Inc. 2.700%, 8/5/51	195	193
Autodesk, Inc. 2.400%, 12/15/31	336	335
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	468	471
Dell, Inc. 7.100%, 4/15/28	115	144
Leidos, Inc. 7.125%, 7/1/32	44	59
MSCI, Inc. 144A 3.625%, 11/1/31(3)	445	461
NXP B.V. 144A 3.400%, 5/1/30(3)	255	272
TSMC Arizona Corp. 3.125%, 10/25/41	235	245
VMware, Inc.
4.500%, 5/15/25	225	245
2.200%, 8/15/31	205	201
Western Digital Corp. 2.850%, 2/1/29	195	197
		2,823

	Par Value	Value

Utilities—6.9%
American Transmission Systems, Inc. 144A 2.650%, 1/15/32(3)	$ 78	$ 79
Boston Gas Co. 144A 3.150%, 8/1/27(3)	264	274
Consolidated Edison Co. of New York, Inc. Series 03-C 5.100%, 6/15/33	89	106
Dominion Energy, Inc.
Series C 4.350%(5)	236	244
Series C 2.250%, 8/15/31	100	98
Duke Energy Florida LLC 2.400%, 12/15/31	200	202
Edison International Series B 5.000%(5)	283	289
Enel Finance International N.V.
144A 2.650%, 9/10/24(3)	200	206
144A 2.250%, 7/12/31(3)	255	247
Jersey Central Power & Light Co.
6.150%, 6/1/37	85	112
144A 2.750%, 3/1/32(3)	78	79
MidAmerican Energy Co. 4.250%, 7/15/49	73	90
Narragansett Electric Co. (The)
144A 3.395%, 4/9/30(3)	200	213
144A 5.638%, 3/15/40(3)	30	39
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	230	228
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	170	162
Pacific Gas & Electric Co.
4.500%, 12/15/41	45	45
4.950%, 7/1/50	230	250
PacifiCorp. 2.900%, 6/15/52	75	74
Pennsylvania Electric Co.
6.150%, 10/1/38	125	169
144A 4.150%, 4/15/25(3)	187	199
144A 3.250%, 3/15/28(3)	245	256
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	228	225
Sempra Energy 4.125%, 4/1/52	262	265
Southern California Edison Co. 3.900%, 12/1/41	121	125
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 7.000%(3)(5)	$ 205	$ 208
		4,484

Total Corporate Bonds and Notes (Identified Cost $25,369)		25,517

	Shares
Preferred Stocks—0.7%
Financials—0.7%
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.499%(4)	10(6)	278
Truist Financial Corp. Series Q, 5.100%	160(6)	179
		457

Total Preferred Stocks (Identified Cost $434)		457

Total Long-Term Investments—104.8% (Identified Cost $67,371)		67,612

TOTAL INVESTMENTS—104.8% (Identified Cost $67,371)		$67,612
Other assets and liabilities, net—(4.8)%		(3,085)
NET ASSETS—100.0%		$64,527
Abbreviations:
CDX.NA.HY	Credit Default Swap Index North American High Yield
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
TBA	To be announced

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	All or a portion of the security is segregated as collateral for open futures contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $16,046 or 24.9% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Value shown as par value.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	90%
Netherlands	3
Cayman Islands	3
Ireland	1
Puerto Rico	1
United Kingdom	1
Austria	1
Total	100%
† % of total investments as of December 31, 2021.
Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
2 Year U.S. Treasury Note Future	March 2022	6	$655	$—	$(1)
5 Year U.S. Treasury Note Future	March 2022	41	4,476	—	(2)
U.S. Treasury Long Bond Future	March 2022	13	2,086	—	(19)
				$—	$(22)
Short Contracts:
10 Year U.S. Treasury Ultra Note Future	March 2022	(24)	(3,368)	—	(22)
U.S. Treasury Ultra Bond Future	March 2022	(4)	(789)	—	(13)
				—	(35)
Total				$—	$(57)

Centrally cleared credit default swap - buy protection(1) outstanding as of December 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.37(3)	Quarterly	ICE	5.000%	12/20/26	$6,400	$(585)	$(572)	$—	$(13)
See Notes to Schedule of Investments

VIRTUS AllianzGI Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Centrally cleared credit default swap - buy protection(1) outstanding as of December 31, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Citigroup, Inc. Senior	Quarterly	ICE	1.000%	12/20/26	$1,000	$(21)	$(23)	$2	$—
Hess Corp. Senior	Quarterly	ICE	1.000%	12/20/26	560	2	5	—	(3)
International Business Machines Corp. Senior	Quarterly	ICE	1.000%	12/20/26	1,385	(43)	(40)	—	(3)
Lincoln National Corp. Senior	Quarterly	ICE	1.000%	12/20/26	510	(8)	(6)	—	(2)
Morgan Stanley Senior	Quarterly	ICE	1.000%	06/20/26	610	(12)	(11)	—	(1)
Simon Property Group LP Senior	Quarterly	ICE	1.000%	12/20/26	665	(12)	(10)	—	(2)
Southwest Airlines Co. Senior	Quarterly	ICE	1.000%	12/20/26	500	(1)	(1)	— (4)	—
Valero Energy Corp. Senior	Quarterly	ICE	1.000%	12/20/26	520	(1)	1	—	(2)
Total						$(681)	$(657)	$2	$(26)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
(4)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$21,152	$—	$21,152
Corporate Bonds and Notes	25,517	—	25,517
Foreign Government Security	254	—	254
Mortgage-Backed Securities	10,776	—	10,776
U.S. Government Securities	9,456	—	9,456
Equity Securities:
Preferred Stocks	457	278	179
Other Financial Instruments:
Centrally Cleared Credit Default Swap	2	—	2
Total Assets	67,614	278	67,336
Liabilities:
Other Financial Instruments:
Futures Contracts	(57)	(57)	—
Centrally Cleared Credit Default Swap	(683)	—	(683)
Total Liabilities	(740)	(57)	(683)
Total Investments	$66,874	$221	$66,653
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.